Statements of Net Assets Available for Benefits - EBP 033 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust:
Investments at fair value	$ 355,069	$ 352,036
Investments in fully benefit-responsive investment contracts at contract value	38,606	35,583
Receivables:
Notes receivable from participants	1,363	1,533
Total assets	395,038	389,152
Liabilities
Administrative expenses payable	39	44
Total net assets available for benefits	$ 394,999	$ 389,108